Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund))	0 Months Ended
Jul. 29, 2013
Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.75%) [1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Consultant Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.24%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class B shares' 12b-1 fees from July 29, 2013 through July 29, 2014 to no more than 0.25% of their average daily net assets. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Fund.